Share capital and other equity - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Value of shares
At 1 January			£ 49,093.0	£ 49,404.0
At 31 December			46,490.0	49,093.0
Ordinary shares
Value of shares
At 1 January			11,965.0	11,823.0
Ordinary shares issued	£ 50.7	£ 85.0	84.0	142.0
At 31 December			£ 12,049.0	£ 11,965.0
Number of shares
At 1 January			11,964,565	11,823,163
Shares issued			84,040	141,402
At 31 December			12,048,605	11,964,565